Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Debt1 [Abstract]
Disclosure of debt instruments

	2019	2018
	$	$
Revolving credit facility:
Principal amount	200,000	400,000
Less: unamortized transaction costs	(7,713)	(4,178)
	192,287	395,822
Equipment loans/finance lease obligations:
Fekola equipment loan facility (net of unamortized transaction costs)	43,061	57,242
Masbate equipment loan facility (net of unamortized transaction costs)	10,799	13,071
Otjikoto equipment loan facility (net of unamortized transaction costs)	5,973	10,816
Lease liabilities	9,731	2,186
Nicaraguan equipment loans	—	398
	69,564	83,713
	261,851	479,535
Less: current portion	(26,030)	(25,008)
	235,821	454,527

Disclosure of Changes in Debt Balances
Changes in the debt balances during the year ended December 31, 2019, are as follows:

	Revolving credit facility	Equipment loans	Lease Liabilities	Nicaraguan equipment loans	Total
	$	$	$	$	$

Balance at December 31, 2018	395,822	81,129	2,186	398	479,535
Adoption of IFRS 16	—	—	7,535	—	7,535
Drawdowns	—	3,463	—	—	3,463
Lease liabilities incurred	—	—	2,219	—	2,219
Debt repayments	(200,000)	(24,140)	(3,146)	(316)	(227,602)
Foreign exchange (gains) losses	—	(1,213)	319	—	(894)
Deferred transaction costs incurred	(5,574)	—	—	—	(5,574)
Non-cash interest and financing expense	2,039	594	618	—	3,251
Debt sold with Nicaraguan Group	—	—	—	(82)	(82)
Balance at December 31, 2019	192,287	59,833	9,731	—	261,851

Less current portion	—	(23,049)	(2,981)	—	(26,030)
	192,287	36,784	6,750	—	235,821

Disclosure of maturity analysis of operating lease payments
The expected timing of undiscounted lease payments at December 31, 2019 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	2,490
One to five years	6,308
More than five years	657
9,455

Disclosure Of Long-Term Debt Maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2019:

	2020	2021	2022	2023	2024	Total
	$	$	$	$	$	$

Revolving credit facility:
Principal	—	—	—	200,000	—	200,000
Interest & commitment fees (estimated)	9,979	9,979	9,979	3,843	—	33,780

Fekola equipment loan facility:
Principal	16,038	16,038	9,695	2,082	113	43,966
Interest (estimated)	1,967	1,132	379	55	2	3,535

Masbate equipment loan facility:
Principal	3,558	3,558	3,120	788	106	11,130
Interest (estimated)	623	403	170	27	2	1,225

Otjikoto equipment loan facility:
Principal	3,453	1,958	622	—	—	6,033
Interest (estimated)	261	261	11	—	—	533

Lease liabilities
Principal	2,981	2,732	2,191	1,520	908	10,332
Interest (estimated)	44	28	12	—	—	84
	38,904	36,089	26,179	208,315	1,131	310,618